CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property and equipment	$ 3,016	$ 2,898
Intangible assets	1,510	1,619
Investments and derivatives	65	53
Deferred tax assets	368	312
Other assets	177	178
Total non-current assets	5,136	5,060
Current assets
Inventories	15	23
Trade and other receivables	463	542
Investments and derivatives	357	433
Current income tax assets	63	58
Other assets	241	200
Cash and cash equivalents	1,689	1,902
Total current assets	2,828	3,158
Assets classified as held for sale	72	0
Total assets	8,036	8,218
Equity
Equity attributable to equity owners of the parent	1,099	858
Non-controlling interests	158	213
Total equity	1,257	1,071
Non-current liabilities
Debt and derivatives	3,028	3,464
Provisions	48	44
Deferred tax liabilities	27	26
Other liabilities	22	29
Total non-current liabilities	3,125	3,563
Current liabilities
Trade and other payables	1,276	1,200
Debt and derivatives	1,666	1,692
Provisions	73	81
Current income tax payables	179	154
Other liabilities	432	457
Total current liabilities	3,626	3,584
Liabilities associated with assets held for sale	28	0
Total equity and liabilities	$ 8,036	$ 8,218